Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Auditor’s remuneration

	2022	2021	2020
	$m	$m	$m
Audit fees payable to PwC[1]	97.6	88.1	92.9
Other audit fees payable	1.6	2.0	1.0
Year ended 31 Dec	99.2	90.1	93.9

Fees payable by HSBC to PwC
	2022	2021	2020
	$m	$m	$m
Fees for HSBC Holdings’ statutory audit[2]	21.9	19.5	21.9
Fees for other services provided to HSBC	126.2	109.9	108.3
– audit of HSBC’s subsidiaries	75.7	68.6	71.0
– audit-related assurance services[3]	26.4	18.7	17.2
– other assurance services[4,5]	24.1	22.6	20.1
Year ended 31 Dec	148.1	129.4	130.2
1Audit fees payable to PwC in 2022 included adjustments made to the prior year audit fee after finalisation of the 2021 financial statements.
2Fees payable to PwC for the statutory audit of the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings. They include amounts payable for services relating to the consolidation returns of HSBC Holdings’ subsidiaries, which are clearly identifiable as being in support of the Group audit opinion.
3Including services for assurance and other services that relate to statutory and regulatory filings, including interim reviews.
4Including permitted services relating to attestation reports on internal controls of a service organisation primarily prepared for and used by third-party end user, including comfort letters.
5 Includes reviews of PRA regulatory reporting returns.
Schedule of fees payable by HSBC's associated pension schemes to PwC

Fees payable by HSBC’s associated pension schemes to PwC
	2022	2021	2020
	$000	$000	$000
Audit of HSBC’s associated pension schemes	480	382	316
Year ended 31 Dec	480	382	316